LONG-TERM INVESTMENTS - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Revenue	¥ 6,250,109	$ 980,778	¥ 6,433,363	¥ 5,812,255
Gross profit	1,305,642	204,883	1,332,665	1,467,743
Net (loss)/income	136,952	21,490	229,706	573,371
Net (loss)/income attributable to ordinary shareholders	137,803	$ 21,624	228,753	572,746
Non-current assets	19,593		28,165		$ 3,075
Current liabilities	¥ 2,152,132		2,789,674		$ 337,716
Patents | Minimum
Schedule of Equity Method Investments [Line Items]
Estimated useful life	3 years	3 years
Patents | Maximum
Schedule of Equity Method Investments [Line Items]
Estimated useful life	7 years	7 years
Equity method investments
Schedule of Equity Method Investments [Line Items]
Revenue	¥ 330,685		28,087	17,369
Gross profit	198,495		15,114	5,694
(Loss)/income from operations	140,006		3,011	(22,557)
Net (loss)/income	137,681		3,042	(22,551)
Net (loss)/income attributable to ordinary shareholders	137,681		3,042	¥ (22,551)
Current assets	941,812		156,755
Non-current assets	780,128		359,958
Current liabilities	122,430		360
Non-current liabilities	¥ 36,807		¥ 2,656